Other receivables and other payables - Right of recovery and Deferred (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2023
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)	50.00%
Rehabilitation recoverable (as a percent)	50.00%
Deferred Payment and Deferred Consideration movement
Payment of deferred payment	R (292)	R 0	R (185)
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Kroondal Mine | Rustenburg operation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%			50.00%
Rustenburg operations acquisition
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	35.00%
Measurement period	6 years
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year	R 0	3,518	6,920
Interest charge	0	85	266
Payment of deferred payment	0	(3,607)	(4,441)
Loss on revised estimated cash flows	0	4	773
Balance at end of the year	0	R 0	R 3,518
Minimum | Rustenburg operations acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000